UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS	6 Months Ended
Jul. 31, 2025 USD ($)
Cash Flows from Operating Activities:
Net income	$ 287,857
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(635,672)
Changes in operating assets and liabilities:
Prepaid expenses	(174,652)
Accrued expenses	62,374
Net cash used in operating activities	(460,093)
Cash Flows from Investing Activities:
Purchase of investments held in Trust Account	(86,250,000)
Net cash used in investing activities	(86,250,000)
Cash Flows from Financing Activities:
Proceeds from sale of public units	86,250,000
Proceeds from sale of Private Placements units	2,987,500
Payment of underwriter fees	(1,725,000)
Proceeds from promissory note - related party	500,000
Repayment of promissory note - related party	(700,000)
Payment of offering costs	(409,240)
Net cash provided by financing activities	86,903,260
Net Change in Cash	193,167
Cash – beginning of the period	59,073
Cash – end of the period	252,240
Supplemental Disclosure of Non-cash Financing Activities:
Remeasurement of carrying value to redemption value	$ 4,504,618